SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 7,376,009	$ 15,155,074	$ 24,599,923
Domestic PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	7,376,009	15,155,074	24,599,923
Export [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues